RULE 497 DOCUMENT

On behalf of Xtrackers Eurozone Equity ETF (EURZ), Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF (ACSG), Xtrackers MSCI China A Inclusion Equity ETF (ASHX), Xtrackers MSCI EAFE ESG Leaders Equity ETF (EASG), Xtrackers MSCI EAFE High Dividend Yield Equity ETF (HDEF), Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (EMSG), Xtrackers MSCI Germany Hedged Equity ETF (DBGR), Xtrackers MSCI Latin America Pacific Alliance ETF (PACA), Xtrackers MSCI South Korea Hedged Equity ETF (DBKO), Xtrackers MSCI USA ESG Leaders Equity ETF (USSG), Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (QARP), Xtrackers S&P 500 ESG ETF (SNPE), each a series of DBX ETF Trust (the “Fund”), and pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), the purpose of this filing is to submit an interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A. The interactive data file included as an exhibit to this filing relates to the supplement filed with the Securities and Exchange Commission on behalf of the Funds pursuant to Rule 497(e) under the Securities Act on September 26, 2019; such supplement (accession number 0000088053-19-000869) is incorporated by reference into this Rule 497 Document.